TIAA-CREF FUNDS - Managed Allocation Fund
1
TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—39.7%
37,729,896 TIAA-CREF Core Plus Bond Fund $ 416,538,051
TOTAL FIXED INCOME 416,538,051
INTERNATIONAL EQUITY—18.6%
694,407 Nuveen International Growth Fund 42,004,675
1,944,701 TIAA-CREF Emerging Markets Equity Fund 24,425,440
4,030,310 TIAA-CREF International Equity Fund 58,882,828
2,063,217 TIAA-CREF International Opportunities Fund 41,800,774
2,256,498 TIAA-CREF Quant International Small-Cap Equity Fund 28,544,703
TOTAL INTERNATIONAL EQUITY 195,658,420
U.S. EQUITY—41.6%
3,996,619 Nuveen Dividend Value Fund 64,905,096
1,121,053 Nuveen Santa Barbara Dividend Growth Fund 61,669,110
3,138,083 TIAA-CREF Growth & Income Fund 62,008,526
2,650,935 TIAA-CREF Large-Cap Growth Fund 71,098,090
1,196,170 TIAA-CREF Large-Cap Growth Index Fund 71,435,252
2,853,769 TIAA-CREF Large-Cap Value Fund 64,866,167
818,350 TIAA-CREF Quant Small-Cap Equity Fund 18,584,734
1,223,306 TIAA-CREF Quant Small/Mid-Cap Equity Fund 21,713,673
TOTAL U.S. EQUITY 436,280,648
TOTAL AFFILIATED INVESTMENT COMPANIES 1,048,477,119
(Cost $799,779,889)
TOTAL INVESTMENTS—99.9% 1,048,477,119
(Cost $799,779,889)
OTHER ASSETS & LIABILITIES, NET—0.1% 763,671
NET ASSETS—100.0% $ 1,049,240,790
a The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF MANAGED ALLOCATION FUND - Notes to schedule of investments (unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements.
Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective Net Asset
Values on the valuation date and are generally classified as Level 1.
As of August 31, 2021, all of the investments in the Fund were valued based on Level 1 inputs.
A12453-D (10/21)